FORM 13F COVER PAGE

Report for the Calendar Quarter ended: June 30, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Wright Private Asset Management
Address:          440 Wheelers Farms Road
                  Milford,Connecticut 06461

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter M. Donovan
Title:    Authorized Representative
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Peter M.Donovan
 -------------------------
    Peter M. Donovan     Milford, Connecticut      July 30, 2012


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                                      Wright Private Asset Management
                                                                FORM 13F
                                                               30-Jun-12

                                                      Form 13F Information Table                           Voting Authority
                                 Title                --------------------------                        ------------------------
                                 of                          Value   Shares/  Sh/  Put/  Invstmt  Other
Name Of Issuer                   Class       CUSIP          (x$1000) Prn Amt  Prn  Call  Dscretn  Mgrs   Sole    Shared    None
-------------------------        -----      --------      ---------  ------- ----  ----- ------- ------ -----   -------  -------


COMMON STOCK
------------
AT&T Inc                         COM        00206r102        570      15,973   SH         SOLE          14,197     0       1,776
American Express Co.             COM        025816109        215       3,685   SH         SOLE           3,645     0          40
Apple Computer  Inc              COM        037833100        459         786   SH         SOLE             775     0          11
Caterpillar Inc                  COM        149123101        192       2,265   SH         SOLE           2,225     0          40
Chevron Corp                     COM        166764100        605       5,738   SH         SOLE           5,185     0         553
Cisco System Inc                 COM        17275r102        177      10,303   SH         SOLE          10,163     0         140
Coca Cola Co.                    COM        191216100        201       2,571   SH         SOLE           2,565     0           6
Consolidated Edison Inc          COM        209115104        227       3,646   SH         SOLE           2,765     0         881
Exxon Mobil Corp                 COM        30231g102        291       3,404   SH         SOLE           3,404     0
General Electric Co.             COM        369604103        276      13,246   SH         SOLE          11,690     0       1,556
Honeywell Intl Inc               COM        438516106        285       5,104   SH         SOLE           4,330     0         774
I B M                            COM        459200101        466       2,385   SH         SOLE           2,245     0         140
Intel Corp                       COM        458140100        246       9,215   SH         SOLE           9,205     0          10
JP Morgan Chase & Co.            COM        46625h100        394      11,027   SH         SOLE           9,790     0       1,237
Johnson & Johnson                COM        478160104        241       3,571   SH         SOLE           3,550     0          21
Mastercard Inc-Cl A              COM        57636Q104        209         485   SH         SOLE             480     0           5
McDonalds Corp                   COM        580135101        288       3,255   SH         SOLE           3,255     0
Microsoft Corp                   COM        594918104        323      10,575   SH         SOLE          10,485     0          90
Pfizer Inc                       COM        717081103        467      20,285   SH         SOLE          17,815     0       2,470
Philip Morris International      COM        718172109        200       2,297   SH         SOLE           1,890     0         407
US Bancorp                       COM        902973304        284       8,835   SH         SOLE           8,270     0         565
Verizon Communications           COM        92343v104        242       5,435   SH         SOLE           4,470     0         965
Wells Fargo Company              COM        949746101        208       6,221   SH         SOLE           6,126     0          95
                                                          --------
Total Common Stock                                         7,066
                                                          --------
GRAND TOTAL                                                7,066
                                                          ========

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   23
Form 13F Information Table Value Total:              $ 7,066


List of Other Included Managers:            NONE